Goodwill and other intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and other intangible assets
Summary of goodwill and intangible asset

		Customer‑	Network‑
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Cost
At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the year	—	—	—	14,772	6,413	21,185
Additions through business combinations (note 27)*/***	119,035	171,765	72,932	—	—	363,732
Disposals	—	—	—	(4)	(395)	(399)
Effects of movement in exchange rates ***	(13,543)	(18,163)	(4,844)	(1,886)	(572)	(39,008)
At December 31, 2022***	885,639	1,031,366	175,290	30,588	29,244	2,152,127

At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	2,152,127
Additions during the period	—	—	—	2,917	7,812	10,729
Disposals	—	—	—	(17)	—	(17)
Effects of movement in exchange rates	(89,642)	(87,391)	(12,153)	(290)	(3,560)	(193,036)
At June 30, 2023	795,997	943,975	163,137	33,198	33,496	1,969,803

Accumulated amortization and impairment
At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	47,330
Disposals	—	—	—	(4)	(394)	(398)
Impairment charge for the year**	121,596	—	—	—	—	121,596
Effects of movement in exchange rates	404	(8,335)	(1,245)	(395)	(313)	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	339,636

At January 1, 2023	122,251	159,402	27,576	9,076	21,331	339,636
Charge for the period	—	17,956	3,790	3,255	758	25,759
Disposals	—	—	—	(17)	—	(17)
Effects of movement in exchange rates	9,296	(32,570)	(5,763)	203	(4,247)	(33,081)
At June 30, 2023	131,547	144,788	25,603	12,517	17,842	332,297
Net book value
At December 31, 2022***	763,388	871,964	147,714	21,512	7,913	1,812,491
At June 30, 2023	664,450	799,187	137,534	20,681	15,654	1,637,506

Network-related intangible assets represent future income from leasing excess tower capacity to new Tenants. Customer-related intangible assets represent customer contracts and relationships.

* Includes subsequent asset acquisitions on business combination transactions.

** The carrying amount of the IHS Latam tower business group of CGUs was reduced to its recoverable amount through the recognition of an impairment loss against goodwill.

***re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.